Loan Operations and Lease Operations Portfolio - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of loans and lease operations [Abstract]
Expected increase in interest and similar income with the impact on allowances for loan and lease losses expenses	R$ 1,725	R$ 2,017	R$ 1,882
Allowance for loan and lease losses related to the lease portfolio	R$ 317	R$ 254